AB GOVERNMENT MONEY MARKET PORTFOLIO (“Government Money Market”)

Class	A (Ticker: AEAXX); Class C (Ticker: AECXX); Advisor Class (Ticker: AEYXX); Class I (Ticker: AIEXX); Class 1 (Ticker: AGRXX); Class AB (Ticker: MYMXX); Institutional Class (Ticker: GMOXX)

AB EQUITY FUNDS (“Equity Funds”)

- AB Growth Fund

Class	A (Ticker: AGRFX); Class C (Ticker: AGRCX); Class I (Ticker: AGFIX); Advisor Class (Ticker: AGRYX)

- AB Large Cap Growth Fund

Class	A (Ticker: APGAX); Class C (Ticker: APGCX); Class I (Ticker: ALLIX); Advisor Class (Ticker: APGYX); Class Z (Ticker: APGZX)

- AB Concentrated Growth Fund

Class	A (Ticker: WPASX); Class C (Ticker: WPCSX); Class I (Ticker: WPSIX); Advisor Class (Ticker: WPSGX); Class Z (Ticker: WPSZX)

- AB Discovery Growth Fund

Class	A (Ticker: CHCLX); Class C (Ticker: CHCCX); Class I (Ticker: CHCIX); Advisor Class (Ticker: CHCYX); Class Z (Ticker: CHCZX)

- AB Small Cap Growth Portfolio

Class	A (Ticker: QUASX); Class C (Ticker: QUACX); Class I (Ticker: QUAIX); Advisor Class (Ticker: QUAYX); Class Z (Ticker: QUAZX)

- AB Select US Equity Portfolio

Class	A (Ticker: AUUAX); Class C (Ticker: AUUCX); Advisor Class (Ticker: AUUYX); Class I (Ticker: AUUIX)

- AB Select US Long/Short Portfolio

Class	A (Ticker: ASLAX); Class C (Ticker: ASCLX); Advisor Class (Ticker: ASYLX); Class I (Ticker: ASILX)

- AB Sustainable Global Thematic Fund

Class	A (Ticker: ALTFX); Class C (Ticker: ATECX); Class I (Ticker: AGTIX); Advisor Class (Ticker: ATEYX); Class Z (Ticker: ATEZX)

- AB Sustainable International Thematic Fund

Class	A (Ticker: AWPAX); Class C (Ticker: AWPCX); Class I (Ticker: AWPIX); Advisor Class (Ticker: AWPYX); Class Z (Ticker: AWPZX)

- AB Global Core Equity Portfolio

Class	A (Ticker: GCEAX); Class C (Ticker: GCECX); Advisor Class (Ticker: GCEYX)

- AB International Growth Portfolio

Class	A (Ticker: CIAGX); Class C (Ticker: CICGX); Advisor Class (Ticker: CIGYX)

- AB Wealth Appreciation Strategy

Class	A (Ticker: AWAAX); Class C (Ticker: AWACX); Advisor Class (Ticker: AWAYX)

- AB All Market Total Return Portfolio

Class	A (Ticker: ABWAX); Class C (Ticker: ABWCX); Class I (Ticker: ABWIX); Advisor Class (Ticker: ABWYX)

- AB Tax-Managed Wealth Appreciation Strategy

Class	A (Ticker: ATWAX); Class C (Ticker: ATWCX); Advisor Class (Ticker: ATWYX)

- AB Emerging Markets Multi-Asset Portfolio

Class	A (Ticker: ABAEX); Class C (Ticker: ABCEX); Advisor Class (Ticker: ABYEX); Class I (Ticker: ABIEX)

- AB Large Cap Value Fund

Class	A (Ticker: ABVAX); Class C (Ticker: ABVCX); Class I (Ticker: ABVIX); Advisor Class (Ticker: ABVYX); Class Z (Ticker: ABVZX)

- AB Discovery Value Fund

Class	A (Ticker: ABASX); Class C (Ticker: ABCSX); Class I (Ticker: ABSIX); Advisor Class (Ticker: ABYSX); Class Z (Ticker: ABSZX)

- AB Relative Value Fund

Class	A (Ticker: CABDX); Class C (Ticker: CBBCX); Class I (Ticker: CBBIX); Advisor Class (Ticker: CBBYX); Class Z (Ticker: CBBZX)

- AB International Value Fund

Class	A (Ticker: ABIAX); Class C (Ticker: ABICX); Class I (Ticker: AIVIX); Advisor Class (Ticker: ABIYX)

- AB Core Opportunities Fund

Class	A (Ticker: ADGAX); Class C (Ticker: ADGCX); Class I (Ticker: ADGIX); Advisor Class (Ticker: ADGYX); Class Z (Ticker: ADGZX)

- AB Global Risk Allocation Fund

Class	A (Ticker: CABNX); Class C (Ticker: CBACX); Class I (Ticker: CABIX); Advisor Class (Ticker: CBSYX)

- AB Small Cap Value Portfolio

Class	A (Ticker: SCAVX); Class C (Ticker: SCCVX); Advisor Class (Ticker: SCYVX)

- AB All China Equity Portfolio

Class	A (Ticker: ACEAX); Advisor Class (Ticker: ACEYX)

- AB Mid Cap Value Portfolio

Class	Z (Ticker: ABMVX)

AB EQUITY INCOME FUND (“Equity Income”)

Class	A (Ticker: AUIAX); Class C (Ticker: AUICX); Class I (Ticker: AUIIX); Advisor Class (Ticker: AUIYX); Class Z (Ticker: AUIZX)

AB MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)

- AB National Portfolio

Class	A (Ticker: ALTHX); Class C (Ticker: ALNCX); Advisor Class (Ticker: ALTVX)

- AB High Income Municipal Portfolio

Class	A (Ticker: ABTHX); Class C (Ticker: ABTFX); Advisor Class (Ticker: ABTYX); Class Z (Ticker: ABTZX)

- AB California Portfolio

Class	A (Ticker: ALCAX); Class C (Ticker: ACACX); Advisor Class (Ticker: ALCVX)

- AB Massachusetts Portfolio

Class	A (Ticker: AMAAX); Class C (Ticker: AMACX); Advisor Class (Ticker: AMAYX)

- AB New York Portfolio

Class	A (Ticker: ALNYX); Class C (Ticker: ANYCX); Advisor Class (Ticker: ALNVX)

- AB Virginia Portfolio

Class	A (Ticker: AVAAX); Class C (Ticker: AVACX); Advisor Class (Ticker: AVAYX)

AB CORPORATE SHARES (“Corporate Shares”)

- AB Corporate Income Shares

(Ticker:	ACISX)

- AB Impact Municipal Income Shares

(Ticker:	ABIMX)

- AB Municipal Income Shares

(Ticker:	MISHX)

- AB Municipal Income Shares C

(Ticker:	MICAX)

- AB Municipal Income Shares N

(Ticker:	MISNX)

- AB Taxable Multi-Sector Income Shares

(Ticker:	CSHTX)

AB ACTIVE ETFs (“AB ETFs”)

- AB California Intermediate Municipal ETF

(Ticker:	CAM)

- AB Conservative Buffer ETF

(Ticker:	BUFC)

- AB Core Bond ETF

(Ticker:	CORB)

- AB Core Plus Bond ETF

(Ticker:	CPLS)

- AB Corporate Bond ETF

(Ticker:	EYEG)

- AB Disruptors ETF

(Ticker:	FWD)

- AB Emerging Markets Opportunities ETF

(Ticker:	EMOP)

- AB Equity Premium Income ETF

(Ticker:	INK)

- AB High Yield ETF

(Ticker:	HYFI)

- AB International Buffer ETF

(Ticker:	BUFI)

- AB International Low Volatility Equity ETF

(Ticker:	ILOW)

- AB International Growth ETF

(Ticker:	IGGY)

- AB Moderate Buffer ETF

(Ticker:	BUFM)

- AB New York Intermediate Municipal ETF

(Ticker:	NYM)

- AB Short Duration High Yield ETF

(Ticker:	SYFI)

- AB Short Duration Income ETF

(Ticker:	SDFI)

- AB Tax-Aware Intermediate Municipal ETF

(Ticker:	TAFM)

- AB Tax-Aware Long Municipal ETF

(Ticker:	TAFL)

- AB Tax-Aware Short Duration Municipal ETF

(Ticker:	TAFI)

- AB Ultra Short Income ETF

(Ticker:	YEAR)

- AB US Equity ETF

(Ticker:	XCHG)

- AB US High Dividend ETF

(Ticker:	HIDV)

- AB US Large Cap Strategic Equities ETF

(Ticker:	LRGC)

- AB US Low Volatility Equity ETF

(Ticker:	LOWV)

- AB US Research Advanced ETF

(Ticker:	RADD)

AB BOND FUNDS (“Bond Funds”)

- AB Income Fund

Class	A (Ticker: AKGAX); Class C (Ticker: AKGCX); Advisor Class (Ticker: ACGYX); Class Z (Ticker: ACGZX)

- AB Tax-Aware Fixed Income Opportunities Portfolio

Class	A (Ticker: ATTAX); Class C (Ticker: ATCCX); Advisor Class (Ticker: ATTYX)

- AB Sustainable Thematic Credit Portfolio

Class	A (Ticker: STHAX); Advisor Class (Ticker: STHYX)

- AB High Income Fund

Class	A (Ticker: AGDAX); Class C (Ticker: AGDCX); Advisor Class (Ticker: AGDYX); Class I (Ticker: AGDIX); Class Z (Ticker: AGDZX)

- AB Global Bond Fund

Class	A (Ticker: ANAGX); Class C (Ticker: ANACX); Advisor Class (Ticker: ANAYX); Class I (Ticker: ANAIX); Class Z (Ticker: ANAZX)

AB VARIABLE PRODUCTS SERIES FUND, INC. (“AVP”)

- Large Cap Growth Portfolio

Class	A; Class B

- Relative Value Portfolio

Class	A; Class B

- Sustainable Global Thematic Portfolio

Class	A; Class B

- Small Cap Growth Portfolio

Class	A; Class B

- International Value Portfolio

Class	A; Class B

- Discovery Value Portfolio

Class	A; Class B

- Balanced Hedged Allocation Portfolio

Class	A; Class B

- Dynamic Asset Allocation Portfolio

Class	A; Class B

AB INFLATION STRATEGIES (“Inflation Strategies”)

- AB Bond Inflation Strategy

Class	A (Ticker: ABNAX); Class C (Ticker: ABNCX); Class I (Ticker: ANBIX) Advisor Class (Ticker: ABNYX); Class 1 (Ticker: ABNOX); Class 2 (Ticker: ABNTX); Class Z (Ticker: ABNZX)

- AB Municipal Bond Inflation Strategy

Class	A (Ticker: AUNAX); Class C (Ticker: AUNCX); Advisor Class (Ticker: AUNYX); Class 1 (Ticker: AUNOX); Class 2 (Ticker: AUNTX)

- AB All Market Real Return Portfolio

Class	A (Ticker: AMTAX); Class C (Ticker: ACMTX); Advisor Class (Ticker: AMTYX); Class 1 (Ticker: AMTOX); Class Z (Ticker: AMTZX)

AB INSTITUTIONAL FUNDS (“Institutional Funds”)

- AB Global Real Estate Investment Fund II

(Class	I–ARIIX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated November 10, 2026 to the following Statements of Additional Information (each an “SAI”), as amended:

SAI	Date
Government Money Market	August 31, 2026
Equity Funds	October 30, 2026
Equity Income*	February 28, 2026
Municipal Portfolios	September 30, 2026
AB ETFs: AB California Intermediate Municipal ETF, AB Conservative Buffer ETF, AB Core Bond ETF, AB Core Plus Bond ETF, AB Corporate Bond ETF, AB Disruptors ETF, AB High Yield ETF, AB International Buffer ETF, AB International Low Volatility Equity ETF, AB International Growth ETF, AB Moderate Buffer ETF, AB New York Intermediate Municipal ETF, AB Short Duration High Yield ETF, AB Short Duration Income ETF, AB Tax-Aware Intermediate Municipal ETF, AB Tax-Aware Long Municipal ETF, AB Tax-Aware Short Duration Municipal ETF, AB Ultra Short Income ETF, AB US High Dividend ETF, AB US Large Cap Strategic Equities ETF, AB US Low Volatility Equity ETF	March 31, 2026

SAI	Date
AB ETFs: AB Emerging Markets Opportunities ETF	May 31, 2025, as revised January 26, 2026
AB ETFs: AB US Equity ETF	October 25, 2025, as revised December 15, 2025
AB ETFs: AB Equity Premium Income ETF	July 29, 2026, as revised September 4, 2026
AB ETFs: AB US Research Advanced ETF	August 3, 2026, as revised October 26, 2026
Bond Funds	January 29, 2026, as revised April 6, 2026
Corporate Shares	August 31, 2026
AVP	May 1, 2026
Inflation Strategies	January 31, 2026
Institutional Funds	January 31, 2026

*	Equity Income will be converted into AB Equity Income ETF, a newly-created series of AB Active ETFs, Inc. effective on or about November 20, 2026.

*  *  *  *  *

The following replaces the disclosure under “Independent Registered Public Accounting Firm” in the SAI.

Independent Registered Public Accounting Firm

At meetings of the Funds’ Boards of Directors/Trustees (together, the “Board”) held on November 3-5, 2026, the Board, upon recommendation of the Audit Committee of the Board, selected PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, to serve as the Funds’ independent registered public accounting firm for each Fund’s fiscal year ending after October 31, 2026.

*  *  *  *  *

This Supplement should be read in conjunction with the SAI for the Funds.

You should retain this Supplement with your SAI(s) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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